Performance Graph - Unaudited (Tables)	12 Months Ended
Dec. 31, 2012
Performance Graph [Abstract]
Cumulative Total Shareholder Return Table [Text Block]
	December
	2007	2008	2009	2010	2011	2012
United Technologies Corporation	$100.00	$71.57	$95.40	$110.88	$105.37	$121.28
S&P 500 Index	$100.00	$63.00	$79.67	$91.68	$93.61	$108.59
Dow Jones Industrial Average	$100.00	$68.07	$83.51	$95.25	$103.24	$113.81